Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (22,861,257)	$ (42,939,001)	$ (12,490,335)
Adjustment to reconcile net loss to net cash flow provided by operating activities:
Depreciation	32,322,695	35,137,880	34,271,091
Amortization of deferred drydock expenditures	4,803,069	3,637,276	2,924,031
Share based compensation	2,333,091	1,636,547	457,046
Loss on vessel held for sale	0	6,360,813	0
Loss on sale of vessels	13,162,192	0	0
Amortization and write-off of deferred finance fees	2,560,180	4,668,077	3,060,525
Foreign exchange	(73,207)	(200,504)	0
Deferred drydock expenditure	(5,387,875)	(6,599,085)	(3,809,906)
Changes in operating assets and liabilities:
Receivables	(2,623,226)	(614,151)	(4,116,021)
Working capital advances	0	3,100,000	200,000
Prepaid expenses and other assets	137,453	(664,608)	(527,236)
Advances and deposits	(1,981,261)	882,968	120,555
Inventories	2,653,304	(3,179,793)	(2,292,994)
Accounts payable	(3,672,559)	3,013,580	(1,192,159)
Accrued expenses and other liabilities	(48,663)	4,991,495	2,849,426
Charter revenue received in advance	0	0	(507,780)
Accrued interest on debt and finance leases	(852,676)	194,883	(530,015)
Net cash provided by operating activities	20,471,260	9,426,377	18,416,228
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sale of vessels	26,557,707	0	0
Payments for acquisition of vessels and vessel equipment	(2,599,827)	(16,824,102)	(372,504)
Ballast water treatment systems, installation in progress	114,235	(528,774)	0
Deposits for purchases of new vessels	0	0	(1,635,000)
Payments for other non-current assets	(177,950)	(204,003)	(274,747)
Net cash provided by / (used in) investing activities	23,894,165	(17,556,879)	(2,282,251)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from long-term debt	201,462,500	3,902,122	11,092,157
Repayments of long-term debt	(222,198,713)	(184,306,269)	(62,691,746)
Proceeds From finance leases	0	209,725,500	33,120,000
Repayments of finance leases	(26,510,556)	(7,336,520)	(2,060,264)
Payments for deferred finance fees	(2,298,587)	(3,740,150)	(826,840)
Net proceeds from equity offering	0	7,331,450	0
Repurchase of common stock	0	0	(11,262,750)
Net cash (used in) / provided by financing activities	(49,545,356)	25,576,133	(32,629,443)
Net (decrease) / increase in cash and cash equivalents	(5,179,931)	17,445,631	(16,495,466)
Cash and cash equivalents at the beginning of the year	56,903,038	39,457,407	55,952,873
Cash and cash equivalents at the end of the period	51,723,107	56,903,038	39,457,407
Cash paid during the year for:
Cash paid during the period for interest in respect of debt	11,544,904	17,482,989	16,918,723
Cash paid during the period for interest in respect of finance leases	13,529,033	5,100,987	1,889,610
Cash paid during the period for income taxes	$ 54,730	$ 139,849	$ 58,736